UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05181
Morgan Stanley Equally-Weighted S&P 500 Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: June 30, 2010
Date of reporting period: December 31, 2009
Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Equally-Weighted S&P 500 Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended December 31, 2009

Total Return for the 6 Months Ended December 31, 2009

Lipper
Multi-
						S&P	Cap
						Equal	Core
						Weight	Funds
Class A	Class B	Class C	Class I	Class R	Class W	Index[1]	Index[2]
28.90%	28.36%	28.37%	29.03%	28.71%	28.82%	29.43%	23.90%

The performance of the Fund’s six share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

As a result of the truly unprecedented global policy response by the governments and central banks in the first half of 2009, so-called “green shoots” — tentative signs of improvement in quite a few economic indicators — began to appear. Late summer saw a stabilization of housing prices, a decline in inventories and positive industrial production. Since early March markets have embarked on a sizeable rally following a slow stream of positive news through the end of the year. Although unemployment remains high (at 10 percent in December), with improving economic data the consensus at the end of the period seems to be that the global economy is in the early stage of upturn and the recession is over.

Performance Analysis

All share classes of Morgan Stanley Equally-Weighted S&P 500 Fund underperformed the S&P Equal Weight Index (the “Index”) and outperformed the Lipper Multi-Cap Core Funds Index for the six months ended December 31, 2009, assuming no deduction of applicable sales charges.

Within the Index and therefore the Fund, all ten sectors had positive absolute performance during the six-month period, with nine of them posting double-digit returns. The best performing sectors were consumer discretionary, information technology and materials. Rising commodity prices in 2009 led to improvement in the performance of the materials and energy sectors. The financials sector rebounded as a result of government intervention. The telecommunications services sector posted the smallest gains during the six-month period.

The outperformance was pervasive as the economy showed signs of improvement. Other performance trends within the Fund and the Index during the period included the outperformance of value stocks within every capitalization segment, as well as the outperformance of small-cap stocks.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 12/31/09
Micron Technology, Inc.	0.2%
Nvidia Corp.	0.2
H&R Block, Inc.	0.2
Titanium Metals Corp.	0.2
Fortune Brands, Inc.	0.2
MEMC Electronic Materials, Inc.	0.2
Salesforce.com, Inc.	0.2
FLIR Systems, Inc.	0.2
New York Times Co. (The), (Class A)	0.2
Pioneer Natural Resources Co.	0.2

TOP FIVE INDUSTRIES AS OF 12/31/09
Oil, Gas & Consumable Fuels	5.6%
Insurance	4.0
Semiconductors & Semiconductor Equipment	3.8
Specialty Retail	3.6
Media	3.2

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500”). The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 50 percent of the S&P 500’s value; however, these same 50 companies represent roughly 10 percent of the Fund’s value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended December 31, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††	Class R Shares #	Class W Shares ##
	(since 07/28/97)		(since 12/01/87)		(since 07/28/97)		(since 07/28/97)		(since 03/31/08)	(since 03/31/08)
Symbol	VADAX		VADBX		VADCX		VADDX		VADRX	VADWX
1 Year	44.38%[3]		43.35%[3]		43.30%[3]		44.74%[3]		44.04%[3]	44.25%[3]
	36.80	[4]	38.35	[4]	42.30	[4]	—		—	—
5 Years	1.54	[3]	0.77	[3]	0.79	[3]	1.78	[3]	—	—
	0.45	[4]	0.50	[4]	0.79	[4]	—		—	—
10 Years	4.54	[3]	3.91	[3]	3.77	[3]	4.79	[3]	—	—
	3.98	[4]	3.91	[4]	3.77	[4]	—		—	—
Since Inception	5.84	[3]	9.98	[3]	5.07	[3]	6.10	[3]	-3.31	-3.16
	5.39	[4]	9.98	[4]	5.07	[4]	—		—	—
Gross Expense Ratio	0.75%		1.50%		1.50%		0.50%		1.00%	0.85%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class I has no sales charge.
#	Class R has no sales charge.
##	Class W has no sales charge.
(1)	The Standard & Poor’s Equal Weight Index (S&P EWI) is the equally-weighted version of the widely regarded S&P 500® Index, which measures 500 leading companies in leading U.S. industries. The S&P EWI has the same constituents as the capitalization-weighted S&P 500® Index, but each company in the S&P EWI is allocated a fixed weight, rebalancing quarterly. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Core Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/09 – 12/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			07/01/09 –
	07/01/09	12/31/09	12/31/09
Class A
Actual (28.90% return)	$1,000.00	$1,289.00	$4.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.63	$3.62
Class B
Actual (28.36% return)	$1,000.00	$1,283.60	$8.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.43
Class C
Actual (28.37% return)	$1,000.00	$1,283.70	$8.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.43
Class I
Actual (29.03% return)	$1,000.00	$1,290.30	$2.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.89	$2.35
Class R
Actual (28.71% return)	$1,000.00	$1,287.10	$5.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.37	$4.89
Class W
Actual (28.82% return)	$1,000.00	$1,288.20	$4.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.12	$4.13

@	Expenses are equal to the Fund’s annualized expense ratios of 0.71%, 1.46%, 1.46%, 0.46%, 0.96%, and 0.81% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investments - December 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (100.0%)
	Aerospace & Defense (2.3%)
35,419	Boeing Co. (The)	$1,917,230
28,456	General Dynamics Corp.	1,939,846
32,058	Goodrich Corp.	2,059,726
49,542	Honeywell International, Inc.	1,942,046
36,642	ITT Corp.	1,822,573
22,849	L-3 Communications Holdings, Inc.	1,986,721
24,921	Lockheed Martin Corp.	1,877,797
35,881	Northrop Grumman Corp.	2,003,954
16,479	Precision Castparts Corp.	1,818,458
38,857	Raytheon Co.	2,001,913
35,333	Rockwell Collins, Inc.	1,956,035
26,662	United Technologies Corp.	1,850,609

		23,176,908

	Air Freight & Logistics (0.8%)
31,998	C.H. Robinson Worldwide, Inc.	1,879,242
53,368	Expeditors International of Washington, Inc.	1,853,471
24,095	FedEx Corp.	2,010,728
32,580	United Parcel Service, Inc. (Class B)	1,869,115

		7,612,556

	Airlines (0.2%)
182,104	Southwest Airlines Co.	2,081,449

	Auto Components (0.4%)
129,142	Goodyear Tire & Rubber Co. (The) (a)	1,820,902
68,589	Johnson Controls, Inc.	1,868,365

		3,689,267

	Automobiles (0.4%)
211,451	Ford Motor Co. (a)	2,114,510
71,255	Harley-Davidson, Inc.	1,795,626

		3,910,136

	Beverages (1.6%)
35,295	Brown-Forman Corp. (Class B)	1,890,753
34,974	Coca-Cola Co. (The)	1,993,518
91,201	Coca-Cola Enterprises, Inc.	1,933,461
120,645	Constellation Brands, Inc. (Class A) (a)	1,921,875
70,210	Dr Pepper Snapple Group, Inc.	1,986,943
47,129	Molson Coors Brewing Co. (Class B)	2,128,346
51,016	Pepsi Bottling Group, Inc.	1,913,100
31,134	PepsiCo, Inc.	1,892,947

		15,660,943

	Biotechnology (1.2%)
33,188	Amgen, Inc. (a)	1,877,445
36,986	Biogen Idec, Inc. (a)	1,978,751
34,684	Celgene Corp. (a)	1,931,205
32,107	Cephalon, Inc. (a)	2,003,798
41,952	Genzyme Corp. (a)	2,056,068
47,789	Gilead Sciences, Inc. (a)	2,068,308

		11,915,575

	Building Products (0.2%)
138,304	Masco Corp.	1,909,978

	Capital Markets (2.7%)
48,748	Ameriprise Financial, Inc.	1,892,397
69,178	Bank of New York Mellon Corp. (The)	1,934,909
104,478	Charles Schwab Corp. (The)	1,966,276
1,040,395	E*Trade Financial Corp. (a)	1,820,691
77,326	Federated Investors, Inc. (Class B)	2,126,465
18,152	Franklin Resources, Inc.	1,912,313
11,348	Goldman Sachs Group, Inc. (The)	1,915,996
87,189	Invesco Ltd. (Bermuda)	2,048,070
155,416	Janus Capital Group, Inc.	2,090,345
64,257	Legg Mason, Inc.	1,937,991
63,399	Morgan Stanley (See Note 6)	1,876,610
36,986	Northern Trust Corp.	1,938,067
44,516	State Street Corp.	1,938,227
34,765	T. Rowe Price Group, Inc.	1,851,236

		27,249,593

	Chemicals (2.6%)
23,905	Air Products & Chemicals, Inc.	1,937,739
40,052	Airgas, Inc.	1,906,475
23,117	CF Industries Holdings, Inc.	2,098,561

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investments - December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
74,397	Dow Chemical Co. (The)	$2,055,589
34,452	Eastman Chemical Co.	2,075,389
42,283	Ecolab, Inc.	1,884,976
58,108	EI Du Pont de Nemours & Co.	1,956,496
33,158	FMC Corp.	1,848,890
48,182	International Flavors & Fragrances, Inc.	1,982,208
24,888	Monsanto Co.	2,034,594
35,424	PPG Industries, Inc.	2,073,721
23,170	Praxair, Inc.	1,860,783
37,437	Sigma-Aldrich Corp.	1,891,692

		25,607,113

	Commercial Banks (2.8%)
80,173	BB&T Corp.	2,033,989
65,554	Comerica, Inc.	1,938,432
190,843	Fifth Third Bancorp	1,860,719
152,181	First Horizon National Corp. (a)	2,039,226
496,488	Huntington Bancshares, Inc.	1,812,181
368,136	KeyCorp	2,043,155
31,552	M&T Bank Corp.	2,110,513
374,879	Marshall & Ilsley Corp.	2,043,091
37,807	PNC Financial Services Group, Inc.	1,995,832
339,798	Regions Financial Corp.	1,797,531
88,143	SunTrust Banks, Inc.	1,788,421
85,674	US Bancorp	1,928,522
69,152	Wells Fargo & Co.	1,866,413
156,009	Zions BanCorp.	2,001,595

		27,259,620

	Commercial Services & Supplies (1.5%)
52,931	Avery Dennison Corp.	1,931,452
63,083	Cintas Corp.	1,643,312
79,926	Iron Mountain, Inc. (a)	1,819,116
81,117	Pitney Bowes, Inc.	1,846,223
72,726	Republic Services, Inc.	2,058,873
86,310	RR Donnelley & Sons Co.	1,922,124
33,574	Stericycle, Inc. (a)	1,852,277
60,307	Waste Management, Inc.	2,038,980

		15,112,357

	Communications Equipment (1.4%)
84,500	Cisco Systems, Inc. (a)	2,022,930
41,099	Harris Corp.	1,954,257
239,042	JDS Uniphase Corp. (a)	1,972,097
71,309	Juniper Networks, Inc. (a)	1,901,811
223,269	Motorola, Inc. (a)	1,732,567
45,934	QUALCOMM, Inc.	2,124,907
367,475	Tellabs, Inc. (a)	2,087,258

		13,795,827

	Computers & Peripherals (2.5%)
10,151	Apple, Inc. (a)	2,140,440
148,969	Dell, Inc. (a)	2,139,195
116,854	EMC Corp. (a)	2,041,439
35,960	Hewlett-Packard Co.	1,852,300
14,916	International Business Machines Corp.	1,952,504
80,744	Lexmark International, Inc. (Class A) (a)	2,097,729
61,597	NetApp, Inc. (a)	2,118,321
106,825	QLogic Corp. (a)	2,015,788
73,401	SanDisk Corp. (a)	2,127,895
219,382	Sun Microsystems, Inc. (a)	2,055,609
59,337	Teradata Corp. (a)	1,864,962
43,279	Western Digital Corp. (a)	1,910,768

		24,316,950

	Construction & Engineering (0.6%)
46,902	Fluor Corp.	2,112,466
49,070	Jacobs Engineering Group, Inc. (a)	1,845,523
88,735	Quanta Services, Inc. (a)	1,849,237

		5,807,226

	Construction Materials (0.2%)
41,117	Vulcan Materials Co.	2,165,632

	Consumer Finance (0.8%)
45,715	American Express Co.	1,852,372
48,484	Capital One Financial Corp.	1,858,877
136,912	Discover Financial Services	2,013,975
180,977	SLM Corp. (a)	2,039,611

		7,764,835

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investments - December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Containers & Packaging (1.0%)
38,147	Ball Corp.	$1,972,200
68,411	Bemis Co., Inc.	2,028,386
57,476	Owens-Illinois, Inc. (a)	1,889,236
86,657	Pactiv Corp. (a)	2,091,900
94,108	Sealed Air Corp.	2,057,201

		10,038,923

	Distributors (0.2%)
49,892	Genuine Parts Co.	1,893,900

	Diversified Consumer Services (0.6%)
35,048	Apollo Group, Inc. (Class A) (a)	2,123,208
35,491	DeVry, Inc.	2,013,404
100,189	H&R Block, Inc.	2,266,275

		6,402,887

	Diversified Financial Services (1.8%)
136,183	Bank of America Corp.	2,050,916
602,012	Citigroup, Inc. (See Note 6)	1,992,660
6,177	CME Group, Inc.	2,075,163
17,362	IntercontinentalExchange, Inc. (a)	1,949,753
45,223	JPMorgan Chase & Co.	1,884,442
80,134	Leucadia National Corp. (a)	1,906,388
76,432	Moody’s Corp.	2,048,377
92,595	NASDAQ OMX Group, Inc. (The) (a)	1,835,233
80,457	NYSE Euronext	2,035,562

		17,778,494

	Diversified Telecommunication Services (1.2%)
73,538	AT&T, Inc.	2,061,270
58,328	CenturyTel, Inc.	2,112,057
256,903	Frontier Communications Corp.	2,006,412
482,746	Qwest Communications International, Inc.	2,032,361
62,404	Verizon Communications, Inc.	2,067,445
170,998	Windstream Corp.	1,879,268

		12,158,813

	Electric Utilities (2.8%)
78,637	Allegheny Energy, Inc.	1,846,397
58,348	American Electric Power Co., Inc.	2,029,927
117,703	Duke Energy Corp.	2,025,669
56,844	Edison International	1,977,034
24,594	Entergy Corp.	2,012,773
37,231	Exelon Corp.	1,819,479
40,600	FirstEnergy Corp.	1,885,870
37,474	FPL Group, Inc.	1,979,377
78,514	Northeast Utilities	2,024,876
120,332	Pepco Holdings, Inc.	2,027,594
54,760	Pinnacle West Capital Corp.	2,003,121
61,291	PPL Corp.	1,980,312
48,017	Progress Energy, Inc.	1,969,177
58,631	Southern Co.	1,953,585

		27,535,191

	Electrical Equipment (0.8%)
48,388	Emerson Electric Co.	2,061,329
13,639	First Solar, Inc. (a)	1,846,720
42,498	Rockwell Automation, Inc.	1,996,556
35,708	Roper Industries, Inc.	1,870,028

		7,774,633

	Electronic Equipment, Instruments & Components (1.3%)
69,621	Agilent Technologies, Inc. (a)	2,163,125
42,888	Amphenol Corp. (Class A)	1,980,568
100,266	Corning, Inc.	1,936,136
67,420	FLIR Systems, Inc. (a)	2,205,982
125,129	Jabil Circuit, Inc.	2,173,491
97,848	Molex, Inc.	2,108,624

		12,567,926

	Energy Equipment & Services (2.1%)
45,714	Baker Hughes, Inc.	1,850,503
98,820	BJ Services Co.	1,838,052
48,439	Cameron International Corp. (a)	2,024,750
19,980	Diamond Offshore Drilling, Inc.	1,966,432
33,450	FMC Technologies, Inc. (a)	1,934,748
62,523	Halliburton Co.	1,881,317

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investments - December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
90,306	Nabors Industries Ltd. (Bermuda) (a)	$1,976,798
42,994	National Oilwell Varco, Inc.	1,895,606
84,988	Rowan Cos., Inc. (a)	1,924,128
30,544	Schlumberger Ltd. (Netherlands Antilles)	1,988,109
69,100	Smith International, Inc.	1,877,447

		21,157,890

	Food & Staples Retailing (1.8%)
33,518	Costco Wholesale Corp.	1,983,260
65,645	CVS Caremark Corp.	2,114,426
101,681	Kroger Co. (The)	2,087,511
96,256	Safeway, Inc.	2,049,290
148,389	SUPERVALU, Inc.	1,886,024
73,158	Sysco Corp.	2,044,035
37,476	Wal-Mart Stores, Inc.	2,003,092
53,012	Walgreen Co.	1,946,601
68,614	Whole Foods Market, Inc. (a)	1,883,454

		17,997,693

	Food Products (2.8%)
63,948	Archer-Daniels-Midland Co.	2,002,212
61,491	Campbell Soup Co.	2,078,396
86,339	ConAgra Foods, Inc.	1,990,114
106,984	Dean Foods Co. (a)	1,929,991
26,859	General Mills, Inc.	1,901,886
58,000	Hershey Co. (The)	2,075,820
45,947	HJ Heinz Co.	1,964,694
52,382	Hormel Foods Corp.	2,014,088
30,681	JM Smucker Co. (The)	1,894,552
38,139	Kellogg Co.	2,028,995
68,985	Kraft Foods, Inc. (Class A)	1,875,012
56,967	McCormick & Co., Inc.	2,058,217
155,101	Sara Lee Corp.	1,889,130
168,049	Tyson Foods, Inc. (Class A)	2,061,961

		27,765,068

	Gas Utilities (0.6%)
42,861	EQT Corp.	1,882,455
47,992	Nicor, Inc.	2,020,463
44,528	Questar Corp.	1,851,029

		5,753,947

	Health Care Equipment & Supplies (2.6%)
32,178	Baxter International, Inc.	1,888,205
26,728	Becton Dickinson and Co.	2,107,770
208,079	Boston Scientific Corp. (a)	1,872,711
26,077	C.R. Bard, Inc.	2,031,398
80,935	CareFusion Corp. (a)	2,024,184
54,198	DENTSPLY International, Inc.	1,906,144
43,010	Hospira, Inc. (a)	2,193,510
6,403	Intuitive Surgical, Inc. (a)	1,942,158
42,849	Medtronic, Inc.	1,884,499
55,620	St Jude Medical, Inc. (a)	2,045,704
39,911	Stryker Corp.	2,010,317
45,440	Varian Medical Systems, Inc. (a)	2,128,864
31,673	Zimmer Holdings, Inc. (a)	1,872,191

		25,907,655

	Health Care Providers & Services (3.2%)
60,972	Aetna, Inc.	1,932,812
71,145	AmerisourceBergen Corp.	1,854,750
57,620	Cardinal Health, Inc.	1,857,669
51,730	CIGNA Corp.	1,824,517
83,341	Coventry Health Care, Inc. (a)	2,024,353
34,343	DaVita, Inc. (a)	2,017,308
24,082	Express Scripts, Inc. (a)	2,081,889
42,544	Humana, Inc. (a)	1,867,256
27,497	Laboratory Corp. of America Holdings (a)	2,057,875
30,852	McKesson Corp.	1,928,250
29,354	Medco Health Solutions, Inc. (a)	1,876,014
71,804	Patterson Cos., Inc. (a)	2,009,076
33,594	Quest Diagnostics, Inc.	2,028,406
377,169	Tenet Healthcare Corp. (a)	2,032,941
58,717	UnitedHealth Group, Inc.	1,789,694
35,103	WellPoint, Inc. (a)	2,046,154

		31,228,964

	Health Care Technology (0.2%)
99,555	IMS Health, Inc.	2,096,628

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investments - December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Hotels, Restaurants & Leisure (1.9%)
63,527	Carnival Corp. (Units) (Panama) (a)(b)	$2,013,171
58,264	Darden Restaurants, Inc.	2,043,319
95,606	International Game Technology	1,794,525
69,380	Marriott International, Inc. (Class A)	1,890,605
29,788	McDonald’s Corp.	1,859,963
86,438	Starbucks Corp. (a)	1,993,260
56,002	Starwood Hotels & Resorts Worldwide, Inc.	2,047,993
97,982	Wyndham Worldwide Corp.	1,976,297
30,854	Wynn Resorts Ltd.	1,796,628
54,057	Yum! Brands, Inc.	1,890,373

		19,306,134

	Household Durables (2.2%)
32,265	Black & Decker Corp.	2,091,740
175,869	DR Horton, Inc.	1,911,696
51,674	Fortune Brands, Inc.	2,232,317
56,684	Harman International Industries, Inc.	1,999,811
94,914	Leggett & Platt, Inc.	1,936,246
164,404	Lennar Corp. (Class A)	2,099,439
124,875	Newell Rubbermaid, Inc.	1,874,374
199,558	Pulte Homes, Inc. (a)	1,995,580
51,120	Snap-On, Inc.	2,160,331
36,506	Stanley Works (The)	1,880,424
24,662	Whirlpool Corp.	1,989,237

		22,171,195

	Household Products (0.8%)
32,417	Clorox Co.	1,977,437
24,677	Colgate-Palmolive Co.	2,027,215
31,898	Kimberly-Clark Corp.	2,032,222
33,255	Procter & Gamble Co. (The)	2,016,251

		8,053,125

	Independent Power Producers & Energy Traders (0.4%)
134,586	AES Corp. (The) (a)	1,791,340
57,659	Constellation Energy Group, Inc.	2,027,867

		3,819,207

	Industrial Conglomerates (0.6%)
25,280	3M Co.	2,089,897
131,291	General Electric Co. (c)	1,986,433
109,632	Textron, Inc.	2,062,178

		6,138,508

	Information Technology Services (2.4%)
31,587	Affiliated Computer Services, Inc. (Class A) (a)	1,885,428
47,676	Automatic Data Processing, Inc.	2,041,486
46,059	Cognizant Technology Solutions Corp. (Class A) (a)	2,086,473
33,248	Computer Sciences Corp. (a)	1,912,757
80,091	Fidelity National Information Services, Inc.	1,877,333
42,991	Fiserv, Inc. (a)	2,084,204
7,267	Mastercard, Inc. (Class A)	1,860,207
63,865	Paychex, Inc.	1,956,824
108,585	SAIC, Inc. (a)	2,056,600
116,364	Total System Services, Inc.	2,009,606
20,814	Visa, Inc. (Class A)	1,820,392
99,055	Western Union Co. (The)	1,867,187

		23,458,497

	Insurance (4.0%)
43,930	Aflac, Inc.	2,031,762
64,257	Allstate Corp. (The)	1,930,280
65,693	American International Group, Inc. (a)	1,969,476
54,192	AON Corp.	2,077,721
69,431	Assurant, Inc.	2,046,826
40,555	Chubb Corp.	1,994,495
71,795	Cincinnati Financial Corp.	1,883,901
181,779	Genworth Financial, Inc. (Class A) (a)	2,063,192
78,837	Hartford Financial Services Group, Inc.	1,833,749

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investments - December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
79,514	Lincoln National Corp.	$1,978,308
52,311	Loews Corp.	1,901,505
85,380	Marsh & McLennan Cos., Inc.	1,885,190
57,787	MetLife, Inc.	2,042,770
86,291	Principal Financial Group, Inc.	2,074,436
116,451	Progressive Corp. (The) (a)	2,094,953
37,097	Prudential Financial, Inc.	1,845,947
43,303	Torchmark Corp.	1,903,167
40,388	Travelers Companies, Inc. (The)	2,013,746
106,884	Unum Group	2,086,376
107,996	XL Capital Ltd. (Class A) (Cayman Islands)	1,979,567

		39,637,367

	Internet & Catalog Retail (0.6%)
15,947	Amazon.com, Inc. (a)	2,145,191
81,192	Expedia, Inc. (a)	2,087,446
9,460	Priceline.com, Inc. (a)	2,067,010

		6,299,647

	Internet Software & Services (1.0%)
80,237	Akamai Technologies, Inc. (a)	2,032,403
90,288	eBay, Inc. (a)	2,125,380
3,433	Google, Inc. (Class A) (a)	2,128,391
77,648	VeriSign, Inc. (a)	1,882,188
126,817	Yahoo!, Inc. (a)	2,127,989

		10,296,351

	Leisure Equipment & Products (0.6%)
450,584	Eastman Kodak Co. (a)	1,901,464
58,568	Hasbro, Inc.	1,877,690
92,968	Mattel, Inc.	1,857,501

		5,636,655

	Life Sciences Tools & Services (1.0%)
37,196	Life Technologies Corp. (a)	1,942,747
28,780	Millipore Corp. (a)	2,082,233
93,199	PerkinElmer, Inc.	1,918,967
40,223	Thermo Fisher Scientific, Inc. (a)	1,918,235
33,947	Waters Corp. (a)	2,103,356

		9,965,538

	Machinery (2.2%)
32,382	Caterpillar, Inc.	1,845,450
43,241	Cummins, Inc.	1,983,032
26,455	Danaher Corp.	1,989,416
37,331	Deere & Co.	2,019,234
45,764	Dover Corp.	1,904,240
30,523	Eaton Corp.	1,941,873
20,370	Flowserve Corp.	1,925,576
41,569	Illinois Tool Works, Inc.	1,994,896
56,793	PACCAR, Inc.	2,059,882
51,947	Pall Corp.	1,880,482
34,300	Parker Hannifin Corp.	1,848,084

		21,392,165

	Media (3.2%)
145,622	CBS Corp. (Class B)	2,045,989
108,616	Comcast Corp. (Class A)	1,831,266
56,085	DIRECTV (Class A) (a)	1,870,435
146,413	Gannett Co., Inc.	2,174,233
258,285	Interpublic Group of Cos., Inc. (a)	1,906,143
59,780	McGraw-Hill Cos., Inc. (The)	2,003,228
60,331	Meredith Corp.	1,861,211
178,068	New York Times Co. (The) (Class A) (a)	2,200,920
148,152	News Corp. (Class A)	2,028,201
48,226	Omnicom Group, Inc.	1,888,048
44,592	Scripps Networks Interactive, Inc. (Class A)	1,850,568
44,012	Time Warner Cable, Inc.	1,821,657
69,503	Time Warner, Inc.	2,025,317
61,731	Viacom, Inc. (Class B) (a)	1,835,263
64,111	Walt Disney Co. (The)	2,067,580
4,393	Washington Post Co. (The) (Class B)	1,931,163

		31,341,222

	Metals & Mining (1.9%)
102,342	AK Steel Holding Corp.	2,185,002
127,017	Alcoa, Inc.	2,047,514
45,224	Allegheny Technologies, Inc.	2,024,678
46,540	Cliffs Natural Resources, Inc.	2,145,029
26,309	Freeport-McMoRan Copper & Gold, Inc. (a)	2,112,350

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investments - December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
41,769	Newmont Mining Corp.	$1,976,091
42,251	Nucor Corp.	1,971,009
180,977	Titanium Metals Corp. (a)	2,265,832
38,303	United States Steel Corp.	2,111,261

		18,838,766

	Multi-Utilities (3.0%)
66,140	Ameren Corp.	1,848,613
140,677	Centerpoint Energy, Inc.	2,041,223
130,622	CMS Energy Corp.	2,045,540
44,837	Consolidated Edison, Inc.	2,036,945
52,309	Dominion Resources, Inc.	2,035,866
43,088	DTE Energy Co.	1,878,206
44,041	Integrys Energy Group, Inc.	1,849,282
119,787	NiSource, Inc.	1,842,324
45,375	PG&E Corp.	2,025,994
61,265	Public Service Enterprise Group, Inc.	2,037,061
52,870	SCANA Corp.	1,992,142
36,880	Sempra Energy	2,064,542
126,349	TECO Energy, Inc.	2,049,381
40,163	Wisconsin Energy Corp.	2,001,322
93,804	Xcel Energy, Inc.	1,990,521

		29,738,962

	Multiline Retail (1.6%)
63,076	Big Lots, Inc. (a)	1,827,943
69,260	Family Dollar Stores, Inc.	1,927,506
73,707	JC Penney Co., Inc.	1,961,343
36,188	Kohl’s Corp. (a)	1,951,619
120,686	Macy’s, Inc.	2,022,697
51,904	Nordstrom, Inc.	1,950,552
24,288	Sears Holdings Corp. (a)	2,026,834
40,393	Target Corp.	1,953,809

		15,622,303

	Office Electronics (0.2%)
221,254	Xerox Corp.	1,871,809

	Oil, Gas & Consumable Fuels (5.6%)
33,472	Anadarko Petroleum Corp.	2,089,322
18,545	Apache Corp.	1,913,288
42,602	Cabot Oil & Gas Corp.	1,857,021
71,063	Chesapeake Energy Corp.	1,839,110
26,617	Chevron Corp.	2,049,243
39,041	ConocoPhillips	1,993,824
40,231	Consol Energy, Inc.	2,003,504
127,541	Denbury Resources, Inc. (a)	1,887,607
27,165	Devon Energy Corp.	1,996,627
189,550	El Paso Corp.	1,863,277
22,021	EOG Resources, Inc.	2,142,643
28,478	Exxon Mobil Corp.	1,941,915
32,960	Hess Corp.	1,994,080
59,912	Marathon Oil Corp.	1,870,453
50,640	Massey Energy Co.	2,127,386
34,679	Murphy Oil Corp.	1,879,602
26,993	Noble Energy, Inc.	1,922,441
24,341	Occidental Petroleum Corp.	1,980,140
41,579	Peabody Energy Corp.	1,879,787
45,638	Pioneer Natural Resources Co.	2,198,382
36,636	Range Resources Corp.	1,826,305
41,799	Southwestern Energy Co. (a)	2,014,712
93,141	Spectra Energy Corp.	1,910,322
72,566	Sunoco, Inc.	1,893,973
142,344	Tesoro Corp.	1,928,761
110,958	Valero Energy Corp.	1,858,547
98,977	Williams Cos., Inc. (The)	2,086,435
43,765	XTO Energy, Inc.	2,036,385

		54,985,092

	Paper & Forest Products (0.6%)
69,464	International Paper Co.	1,860,246
67,318	MeadWestvaco Corp.	1,927,314
46,229	Weyerhaeuser Co.	1,994,319

		5,781,879

	Personal Products (0.6%)
61,827	Avon Products, Inc.	1,947,551
43,101	Estee Lauder Cos., Inc. (The) (Class A)	2,084,364
44,624	Mead Johnson Nutrition Co.	1,950,069

		5,981,984

	Pharmaceuticals (2.2%)
38,374	Abbott Laboratories	2,071,812
33,754	Allergan, Inc.	2,126,840
79,397	Bristol-Myers Squibb Co.	2,004,774
57,150	Eli Lilly & Co.	2,040,827

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investments - December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
64,529	Forest Laboratories, Inc. (a)	$2,072,026
30,897	Johnson & Johnson	1,990,076
171,836	King Pharmaceuticals, Inc. (a)	2,108,428
49,517	Merck & Co., Inc.	1,809,351
101,475	Mylan, Inc. (a)	1,870,184
101,197	Pfizer, Inc. (c)	1,840,773
49,849	Watson Pharmaceuticals, Inc. (a)	1,974,519

		21,909,610

	Professional Services (0.8%)
24,956	Dun & Bradstreet Corp.	2,105,538
65,207	Equifax, Inc.	2,014,244
121,908	Monster Worldwide, Inc. (a)	2,121,199
70,899	Robert Half International, Inc.	1,895,130

		8,136,111

	Real Estate Investment Trusts (REITs) (2.8%)
123,956	Apartment Investment & Management Co. (Class A)	1,973,380
24,795	AvalonBay Communities, Inc.	2,035,917
28,271	Boston Properties, Inc.	1,896,136
59,149	Equity Residential	1,998,053
66,133	HCP, Inc.	2,019,702
41,485	Health Care REIT, Inc.	1,838,615
184,706	Host Hotels & Resorts, Inc. (a)	2,155,519
159,535	Kimco Realty Corp.	2,158,509
56,094	Plum Creek Timber Co., Inc.	2,118,109
149,639	ProLogis	2,048,558
24,706	Public Storage	2,012,304
25,546	Simon Property Group, Inc.	2,038,571
43,219	Ventas, Inc.	1,890,399
26,917	Vornado Realty Trust	1,882,575

		28,066,347

	Real Estate Management & Development (0.2%)
156,847	CB Richard Ellis Group, Inc. (Class A) (a)	2,128,414

	Road & Rail (1.0%)
18,836	Burlington Northern Santa Fe Corp.	1,857,606
41,493	CSX Corp.	2,011,996
35,587	Norfolk Southern Corp.	1,865,471
43,714	Ryder System, Inc.	1,799,705
30,746	Union Pacific Corp.	1,964,669

		9,499,447

	Semiconductors & Semiconductor Equipment (3.8%)
226,171	Advanced Micro Devices, Inc. (a)	2,189,335
90,971	Altera Corp.	2,058,674
66,284	Analog Devices, Inc.	2,093,249
145,605	Applied Materials, Inc.	2,029,734
61,031	Broadcom Corp. (Class A) (a)	1,919,425
101,821	Intel Corp. (c)	2,077,148
56,027	Kla-Tencor Corp.	2,025,936
63,292	Linear Technology Corp.	1,932,938
350,603	LSI Corp. (a)	2,107,124
163,485	MEMC Electronic Materials, Inc. (a)	2,226,666
70,105	Microchip Technology, Inc.	2,037,251
229,021	Micron Technology, Inc. (a)	2,418,462
134,934	National Semiconductor Corp.	2,072,586
77,357	Novellus Systems, Inc. (a)	1,805,512
121,691	Nvidia Corp. (a)	2,273,188
181,027	Teradyne, Inc. (a)	1,942,420
78,053	Texas Instruments, Inc.	2,034,061
82,330	Xilinx, Inc.	2,063,190

		37,306,899

	Software (3.0%)
49,609	Adobe Systems, Inc. (a)	1,824,619
75,281	Autodesk, Inc. (a)	1,912,890
54,480	BMC Software, Inc. (a)	2,184,648
88,439	CA, Inc.	1,986,340
51,938	Citrix Systems, Inc. (a)	2,161,140
258,285	Compuware Corp. (a)	1,867,401
122,418	Electronic Arts, Inc. (a)	2,172,919
67,176	Intuit, Inc. (a)	2,062,975
47,521	McAfee, Inc. (a)	1,927,927
67,687	Microsoft Corp. (c)	2,063,777
501,676	Novell, Inc. (a)	2,081,955
76,085	Oracle Corp.	1,867,126
63,270	Red Hat, Inc. (a)	1,955,043

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investments - December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
30,154	Salesforce.com, Inc. (a)	$2,224,461
105,163	Symantec Corp. (a)	1,881,366

		30,174,587

	Specialty Retail (3.6%)
54,688	Abercrombie & Fitch Co. (Class A)	1,905,877
104,797	AutoNation, Inc. (a)	2,006,862
11,839	AutoZone, Inc. (a)	1,871,391
49,397	Bed Bath & Beyond, Inc. (a)	1,908,206
49,550	Best Buy Co., Inc.	1,955,243
91,051	GameStop Corp. (Class A) (a)	1,997,659
88,650	Gap, Inc. (The)	1,857,217
67,973	Home Depot, Inc.	1,966,459
108,299	Limited Brands, Inc.	2,083,673
85,478	Lowe’s Cos., Inc.	1,999,330
49,318	O’Reilly Automotive, Inc. (a)	1,880,002
311,071	Office Depot, Inc. (a)	2,006,408
94,534	RadioShack Corp.	1,843,413
47,711	Ross Stores, Inc.	2,037,737
32,109	Sherwin-Williams Co. (The)	1,979,520
80,634	Staples, Inc.	1,982,790
47,538	Tiffany & Co.	2,044,134
52,378	TJX Cos., Inc.	1,914,416

		35,240,337

	Textiles, Apparel & Luxury Goods (0.8%)
50,961	Coach, Inc.	1,861,605
28,748	NIKE, Inc. (Class B)	1,899,381
23,896	Polo Ralph Lauren Corp.	1,935,098
26,983	VF Corp.	1,976,235

		7,672,319

	Thrifts & Mortgage Finance (0.4%)
137,279	Hudson City Bancorp, Inc.	1,884,841
110,880	People’s United Financial, Inc.	1,851,696

		3,736,537

	Tobacco (0.8%)
94,245	Altria Group, Inc.	1,850,030
24,771	Lorillard, Inc.	1,987,377
38,978	Philip Morris International, Inc.	1,878,350
38,526	Reynolds American, Inc.	2,040,722

		7,756,479

	Trading Companies & Distributors (0.4%)
51,071	Fastenal Co.	2,126,596
21,060	WW Grainger, Inc.	2,039,240

		4,165,836

	Wireless Telecommunication Services (0.6%)
47,944	American Tower Corp. (Class A) (a)	2,071,660
248,577	MetroPCS Communications, Inc. (a)	1,896,643
550,226	Sprint Nextel Corp. (a)	2,013,827

		5,982,130

	Total Common Stocks (Cost $561,663,118)	989,206,036

NUMBER OF
SHARES (000)

	Short-Term Investment (0.1%)
	Investment Company
1,065	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $1,064,830)	1,064,830

Total Investments (Cost $562,727,948) (d)(e)	100.1%	990,270,866
Liabilities in Excess of Other Assets	(0.1)	(743,973)

Net Assets	100.0%	$989,526,893

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Portfolio of Investments - December 31, 2009 (unaudited) continued

(a)	Non-income producing security.
(b)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(c)	A portion of this security has been physically segregated in connection with open futures contracts.
(d)	Securities have been designated as collateral in connection with open futures contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $445,168,542 and the aggregate gross unrealized depreciation is $17,625,624 resulting in net unrealized appreciation of $427,542,918.

Futures Contracts Open at December 31, 2009:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION
35	Long	S&P 500 E-MINI, March 2010	$1,943,725	$9,122

Summary of Investments

			PERCENT OF
SECTOR	VALUE		NET ASSETS
Consumer Discretionary	$155,145,247		15.7%
Information Technology	153,788,846		15.5
Financials	153,621,207		15.5
Industrials	116,847,929		11.8
Health Care	103,023,970		10.4
Consumer Staples	83,215,292		8.4
Energy	76,142,982		7.7
Utilities	66,847,307		6.8
Materials	62,432,313		6.3
Telecommunication Services	18,140,943		1.8
Investment Company	1,064,830		0.1

	$990,270,866	+	100.0%

+	Does not include open long futures contracts with an underlying face amount of $1,943,725 and total unrealized appreciation of $9,122.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Statements

Statement of Assets and Liabilities
December 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $559,124,677)	$985,336,766
Investment in affiliate, at value (cost $3,603,271)	4,934,100
Receivable for:
Dividends	1,285,431
Investments sold	308,652
Shares of beneficial interest sold	182,902
Dividends from affiliates	531
Prepaid expenses and other assets	95,663

Total Assets	992,144,045

Liabilities:
Payable for:
Shares of beneficial interest redeemed	1,382,871
Distribution fee	317,082
Transfer agent fee	238,641
Investment advisory fee	99,692
Administration fee	66,977
Variation margin	18,177
Accrued expenses and other payables	493,712

Total Liabilities	2,617,152

Net Assets	$989,526,893

Composition of Net Assets:
Paid-in-capital	$736,421,319
Net unrealized appreciation	427,552,040
Accumulated undistributed net investment income	5,117,727
Accumulated net realized loss	(179,564,193)

Net Assets	$989,526,893

Class A Shares:
Net Assets	$589,900,380
Shares Outstanding (unlimited shares authorized, $.01 par value)	22,953,131
Net Asset Value Per Share	$25.70

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$27.12

Class B Shares:
Net Assets	$163,302,424
Shares Outstanding (unlimited shares authorized, $.01 par value)	6,375,954
Net Asset Value Per Share	$25.61

Class C Shares:
Net Assets	$62,250,431
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,506,584
Net Asset Value Per Share	$24.83

Class I Shares:
Net Assets	$173,782,774
Shares Outstanding (unlimited shares authorized, $.01 par value)	6,717,380
Net Asset Value Per Share	$25.87

Class R Shares:
Net Assets	$177,562
Shares Outstanding (unlimited shares authorized, $.01 par value)	6,932
Net Asset Value Per Share	$25.61

Class W Shares:
Net Assets	$113,322
Shares Outstanding (unlimited shares authorized, $.01 par value)	4,420
Net Asset Value Per Share	$25.64

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Statements continued

Statement of Operations
For the six months ended December 31, 2009 (unaudited)

Net Investment Income:
Income
Dividends (net of $892 foreign withholding tax)	$9,060,777
Dividends from affiliate	9,491

Total Income	9,070,268

Expenses
Distribution fee (Class A shares)	699,844
Distribution fee (Class B shares)	839,322
Distribution fee (Class C shares)	295,961
Distribution fee (Class R shares)	273
Distribution fee (Class W shares)	182
Transfer agent fees and expenses	844,797
Investment advisory fee	572,021
Administration fee	381,347
Shareholder reports and notices	151,428
Registration fees	69,585
Custodian fees	27,413
Professional fees	25,977
Trustees’ fees and expenses	17,442
Other	102,109

Total Expenses	4,027,701

Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(2,962)

Net Expenses	4,024,739

Net Investment Income	5,045,529

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	26,791,248
Investments in affiliates	(271,952)
Futures contracts	1,790,875

Net Realized Gain	28,310,171

Change in Unrealized Appreciation/Depreciation on:
Investments	200,394,721
Investments in affiliates	361,966
Futures contracts	(97,961)

Net Change in Unrealized Appreciation/Depreciation	200,658,726

Net Gain	228,968,897

Net Increase	$234,014,426

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2009	JUNE 30, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,045,529	$15,015,212
Net realized gain (loss)	28,310,171	(194,994,133)
Net change in unrealized appreciation/depreciation	200,658,726	(228,731,855)

Net Increase (Decrease)	234,014,426	(408,710,776)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(5,858,875)	(9,685,278)
Class B shares	(1,053,529)	(1,212,927)
Class C shares	(469,837)	(457,070)
Class I shares	(1,887,353)	(4,307,220)
Class R shares	(1,726)	(1,244)
Class W shares	(1,102)	(1,407)
Net realized gain
Class A shares	—	(80,870,527)
Class B shares	—	(31,786,758)
Class C shares	—	(8,825,968)
Class I shares	—	(30,237,030)
Class R shares	—	(11,021)
Class W shares	—	(11,500)

Total Dividends and Distributions	(9,272,422)	(167,407,950)

Net decrease from transactions in shares of beneficial interest	(77,224,757)	(173,859,398)

Net Increase (Decrease)	147,517,247	(749,978,124)
Net Assets:
Beginning of period	842,009,646	1,591,987,770

End of Period (Including accumulated undistributed net investment income of $5,117,727 and $9,344,620, respectively)	$989,526,893	$842,009,646

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Equally-Weighted S&P 500 Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure and on March 31, 2008, commenced offering two additional classes (Class R and Class W shares).

The Fund offers Class A, Class B, Class C, Class I, Class R and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class B and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I, Class R, and Class W shares are not subject to a sales charge. Additionally, Class A, Class B, Class C, Class R and Class W shares incur distribution expenses.

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2009 (unaudited) continued

sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2009 (unaudited) continued

equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four-year period ended June 30, 2009, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through February 22, 2010, the date of issuance of these financial statements.
2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2009 (unaudited) continued

information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009 USING
		UNADJUSTED
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Aerospace & Defense	$23,176,908	$23,176,908	—	—
Air Freight & Logistics	7,612,556	7,612,556	—	—
Airlines	2,081,449	2,081,449	—	—
Auto Components	3,689,267	3,689,267	—	—
Automobiles	3,910,136	3,910,136	—	—
Beverages	15,660,943	15,660,943	—	—
Biotechnology	11,915,575	11,915,575	—	—
Building Products	1,909,978	1,909,978	—	—
Capital Markets	27,249,593	27,249,593	—	—
Chemicals	25,607,113	25,607,113	—	—
Commercial Banks	27,259,620	27,259,620	—	—
Commercial Services & Supplies	15,112,357	15,112,357	—	—
Communications Equipment	13,795,827	13,795,827	—	—
Computers & Peripherals	24,316,950	24,316,950	—	—
Construction & Engineering	5,807,226	5,807,226	—	—
Construction Materials	2,165,632	2,165,632	—	—
Consumer Finance	7,764,835	7,764,835	—	—
Containers & Packaging	10,038,923	10,038,923	—	—
Distributors	1,893,900	1,893,900	—	—
Diversified Consumer Services	6,402,887	6,402,887	—	—

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2009 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OTHER OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Diversified Financial Services	$17,778,494	$17,778,494	—	—
Diversified Telecommunication Services	12,158,813	12,158,813	—	—
Electric Utilities	27,535,191	27,535,191	—	—
Electrical Equipment	7,774,633	7,774,633	—	—
Electronic Equipment, Instruments & Components	12,567,926	12,567,926	—	—
Energy Equipment & Services	21,157,890	21,157,890	—	—
Food & Staples Retailing	17,997,693	17,997,693	—	—
Food Products	27,765,068	27,765,068	—	—
Gas Utilities	5,753,947	5,753,947	—	—
Health Care Equipment & Supplies	25,907,655	25,907,655	—	—
Health Care Providers & Services	31,228,964	31,228,964	—	—
Health Care Technology	2,096,628	2,096,628	—	—
Hotels, Restaurants & Leisure	19,306,134	19,306,134	—	—
Household Durables	22,171,195	22,171,195	—	—
Household Products	8,053,125	8,053,125	—	—
Independent Power Producers & Energy Traders	3,819,207	3,819,207	—	—
Industrial Conglomerates	6,138,508	6,138,508	—	—
Information Technology Services	23,458,497	23,458,497	—	—
Insurance	39,637,367	39,637,367	—	—
Internet & Catalog Retail	6,299,647	6,299,647	—	—
Internet Software & Services	10,296,351	10,296,351	—	—
Leisure Equipment & Products	5,636,655	5,636,655	—	—
Life Sciences Tools & Services	9,965,538	9,965,538	—	—
Machinery	21,392,165	21,392,165	—	—
Media	31,341,222	31,341,222	—	—
Metals & Mining	18,838,766	18,838,766	—	—
Multi-Utilities	29,738,962	29,738,962	—	—
Multiline Retail	15,622,303	15,622,303	—	—
Office Electronics	1,871,809	1,871,809	—	—
Oil, Gas & Consumable Fuels	54,985,092	54,985,092	—	—
Paper & Forest Products	5,781,879	5,781,879	—	—
Personal Products	5,981,984	5,981,984	—	—
Pharmaceuticals	21,909,610	21,909,610	—	—
Professional Services	8,136,111	8,136,111	—	—
Real Estate Investment Trusts	28,066,347	28,066,347	—	—
Real Estate Management & Development	2,128,414	2,128,414	—	—
Road & Rail	9,499,447	9,499,447	—	—
Semiconductors & Semiconductor Equipment	37,306,899	37,306,899	—	—

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2009 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OTHER OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Software	$30,174,587	$30,174,587	—	—
Specialty Retail	35,240,337	35,240,337	—	—
Textiles, Apparel & Luxury Goods	7,672,319	7,672,319	—	—
Thrifts & Mortgage Finance	3,736,537	3,736,537	—	—
Tobacco	7,756,479	7,756,479	—	—
Trading Companies & Distributors	4,165,836	4,165,836	—	—
Wireless Telecommunication Services	5,982,130	5,982,130	—	—

Total Common Stocks	989,206,036	989,206,036	—	—

Short-Term Investments – Investment Company	1,064,830	1,064,830	—	—
Futures	9,122	9,122	—	—

Total	$990,279,988	$990,279,988	—	—

3. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

Futures  The Fund may purchase and sell stock index futures (“futures contracts”) for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2009 (unaudited) continued

securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the six months ended December 31, 2009, were as follows:

NUMBER OF
CONTRACTS

Futures, outstanding at beginning of the period	115
Futures opened	1,381
Futures closed	(1,461)

Futures, outstanding at end of the period	35

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2009.

	ASSET DERIVATIVE		LIABILITIES DERIVATIVE
PRIMARY RISK EXPOSURE	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE

Equity Risk	Variation margin	$9,122†	Variation margin	—

†	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended December 31, 2009.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES

Equity Risk	$1,790,875

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES

Equity Risk	$(97,961)

4. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets exceeding $2 billion.

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2009 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
5. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares; (iv) Class R – up to 0.50% of the average daily net assets of Class R shares; and (v) Class W – up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $39,613,549 at December 31, 2009.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.0%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended December 31, 2009, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 1.0%, 0.50% and 0.35% respectively.

The Distributor has informed the Fund that for the six months ended December 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2009 (unaudited) continued

and Class C shares of $11,464, $86,716 and $2,495, respectively and received $56,410 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
6. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended December 31, 2009, advisory fees paid were reduced by $2,962 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $9,491 for the six months ended December 31, 2009. During the six months ended December 31, 2009, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $72,260,171 and $74,595,573, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 2009 aggregated $120,296,558 and $197,221,824, respectively. Included in the aforementioned are purchases and sales of Morgan Stanley Common Stock, an affiliate of the Investment Adviser, Administrator and Distributor, of $427,688 and $213,377 respectively, including net realized losses of $5,628.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund had the following transactions with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor for the six months ended December 31, 2009:

		NET REALIZED
PURCHASES	SALES	LOSS	INCOME	VALUE

$555,758	$517,112	$(266,324)	—	$1,992,660

For the six months ended December 31, 2009, the Fund incurred brokerage commissions of $10,199 with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2009 (unaudited) continued

retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2009, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $5,176. At December 31, 2009, the Fund had an accrued pension liability of $70,514, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent. For the six months ended December 31, 2009, the Fund did not have an expense offset.
8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of June 30, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), capital loss deferrals on wash sales, mark-to-market of open futures contracts and tax adjustments on real estate investment trusts (“REITs”) held by the Fund.

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2009 (unaudited) continued

9. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	DECEMBER 31, 2009		JUNE 30, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,044,169	$24,888,357	3,346,055	$70,507,214
Conversion from Class B	92,010	2,241,055	286,924	6,105,494
Reinvestment of dividends and distributions	224,571	5,695,137	5,233,418	88,549,436
Redeemed	(2,581,405)	(61,264,113)	(8,642,625)	(182,921,358)

Net increase (decrease) – Class A	(1,220,655)	(28,439,564)	223,772	(17,759,214)

CLASS B SHARES
Sold	80,386	1,865,502	384,883	8,289,012
Conversion to Class A	(92,463)	(2,241,055)	(288,462)	(6,105,494)
Reinvestment of dividends and distributions	40,171	1,015,527	1,888,263	31,987,183
Redeemed	(1,389,001)	(33,083,989)	(4,912,016)	(106,937,915)

Net decrease – Class B	(1,360,907)	(32,444,015)	(2,927,332)	(72,767,214)

CLASS C SHARES
Sold	94,652	2,172,816	279,958	5,793,644
Reinvestment of dividends and distributions	18,629	456,604	555,627	9,134,509
Redeemed	(250,727)	(5,728,904)	(934,237)	(20,232,820)

Net decrease – Class C	(137,446)	(3,099,484)	(98,652)	(5,304,667)

CLASS I SHARES
Sold	356,448	8,818,013	670,632	15,381,741
Reinvestment of dividends and distributions	73,263	1,869,683	2,025,936	34,461,165
Redeemed	(1,016,639)	(24,012,007)	(5,843,447)	(127,909,508)

Net decrease – Class I	(586,928)	(13,324,311)	(3,146,879)	(78,066,602)

CLASS R SHARES
Sold	3,248	80,165	10	200
Reinvestment of dividends and distributions	31	792	725	12,265
Redeemed	(1)	(30)	—	—

Net increase – Class R	3,278	80,927	735	12,465

CLASS W SHARES
Sold	65	1,500	664	12,927
Reinvestment of dividends and distributions	8	190	764	12,907

Net increase – Class W	73	1,690	1,428	25,834

Net decrease in Fund	(3,302,585)	$(77,224,757)	(5,946,928)	$(173,859,398)

Morgan Stanley Equally-Weighted S&P 500 Fund
Notes to Financial Statements - December 31, 2009 (unaudited) continued

10. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair valuation measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. At this time, the Fund’s management is evaluating the implications of ASU 2010-06.

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2009		2009	2008	2007	2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.14		$33.39	$45.39	$40.04	$37.58	$34.88

Income (loss) from investment operations:
Net investment income(1)	0.14		0.37	0.48	0.45	0.39	0.33
Net realized and unrealized gain (loss)	5.68		(9.39)	(7.81)	7.54	3.79	3.17

Total income (loss) from investment operations	5.82		(9.02)	(7.33)	7.99	4.18	3.50

Less dividends and distributions from:
Net investment income	(0.26)		(0.46)	(0.48)	(0.40)	(0.36)	(0.18)
Net realized gain	—		(3.77)	(4.19)	(2.24)	(1.36)	(0.62)

Total dividends and distributions	(0.26)		(4.23)	(4.67)	(2.64)	(1.72)	(0.80)

Net asset value, end of period	$25.70		$20.14	$33.39	$45.39	$40.04	$37.58

Total Return(2)	28.90%(6)		(24.61)%	(17.31)%	20.44%	11.22%	10.07%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.71%(4	)(7)	0.75%(4)	0.62%(4)	0.62%(4)	0.63%	0.70%
Net investment income	1.19%(4	)(7)	1.62%(4)	1.22%(4)	1.05%(4)	0.98%	0.91%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$589,900		$486,937	$799,622	$1,070,820	$850,678	$729,440
Portfolio turnover rate	13%(6)		39%	25%	14%	16%	14%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2009		2009	2008	2007	2006	2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.08		$33.02	$44.85	$39.57	$37.10	$34.52

Income (loss) from investment operations:
Net investment income(1)	0.05		0.20	0.18	0.12	0.09	0.06
Net realized and unrealized gain (loss)	5.64		(9.22)	(7.74)	7.45	3.74	3.14

Total income (loss) from investment operations	5.69		(9.02)	(7.56)	7.57	3.83	3.20

Less dividends and distributions from:
Net investment income	(0.16)		(0.15)	(0.08)	(0.05)	—	—
Net realized gain	—		(3.77)	(4.19)	(2.24)	(1.36)	(0.62)

Total dividends and distributions	(0.16)		(3.92)	(4.27)	(2.29)	(1.36)	(0.62)

Net asset value, end of period	$25.61		$20.08	$33.02	$44.85	$39.57	$37.10

Total Return(2)	28.36%(6)		(25.14)%	(17.96)%	19.54%	10.38%	9.29%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.46%(4	)(7)	1.50%(4)	1.37%(4)	1.38%(4)	1.38%	1.45%
Net investment income	0.44%(4	)(7)	0.87%(4)	0.47%(4)	0.29%(4)	0.23%	0.16%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$163,302		$155,328	$352,174	$630,489	$674,371	$767,445
Portfolio turnover rate	13%(6)		39%	25%	14%	16%	14%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2009		2009	2008	2007	2006	2005
	(unaudited)

Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.49		$32.33	$44.08	$38.97	$36.60	$34.07

Income (loss) from investment operations:
Net investment income(1)	0.05		0.19	0.19	0.14	0.11	0.06
Net realized and unrealized gain (loss)	5.48		(9.06)	(7.58)	7.33	3.69	3.09

Total income (loss) from investment operations	5.53		(8.87)	(7.39)	7.47	3.80	3.15

Less dividends and distributions from:
Net investment income	(0.19)		(0.20)	(0.17)	(0.12)	(0.07)	—
Net realized gain	—		(3.77)	(4.19)	(2.24)	(1.36)	(0.62)

Total dividends and distributions	(0.19)		(3.97)	(4.36)	(2.36)	(1.43)	(0.62)

Net asset value, end of period	$24.83		$19.49	$32.33	$44.08	$38.97	$36.60

Total Return(2)	28.37%(6)		(25.17)%	(17.89)%	19.53%	10.44%	9.26%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.46%(4	)(7)	1.50%(4)	1.35%(4)	1.34%(4)	1.33%	1.45%
Net investment income	0.44%(4	)(7)	0.87%(4)	0.49%(4)	0.33%(4)	0.28%	0.16%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$62,250		$51,534	$88,658	$124,080	$101,809	$92,529
Portfolio turnover rate	13%(6)		39%	25%	14%	16%	14%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2009		2009	2008	2007	2006	2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.27		$33.62	$45.68	$40.28	$37.77	$35.04

Income (loss) from investment operations:
Net investment income(1)	0.17		0.43	0.59	0.56	0.49	0.42
Net realized and unrealized gain (loss)	5.71		(9.46)	(7.87)	7.58	3.81	3.20

Total income (loss) from investment operations	5.88		(9.03)	(7.28)	8.14	4.30	3.62

Less dividends and distributions from:
Net investment income	(0.28)		(0.55)	(0.59)	(0.50)	(0.43)	(0.27)
Net realized gain	—		(3.77)	(4.19)	(2.24)	(1.36)	(0.62)

Total dividends and distributions	(0.28)		(4.32)	(4.78)	(2.74)	(1.79)	(0.89)

Net asset value, end of period	$25.87		$20.27	$33.62	$45.68	$40.28	$37.77

Total Return(2)	29.03%(6)		(24.41)%	(17.11)%	20.72%	11.49%	10.38%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.46%(4	)(7)	0.50%(4)	0.37%(4)	0.38%(4)	0.38%	0.45%
Net investment income	1.44%(4	)(7)	1.87%(4)	1.47%(4)	1.29%(4)	1.23%	1.16%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$173,783		$148,051	$351,338	$537,295	$508,494	$458,885
Portfolio turnover rate	13%(6)		39%	25%	14%	16%	14%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Highlights continued

				FOR THE PERIOD
	FOR THE SIX		FOR THE	MARCH 31, 2008@@@
	MONTHS ENDED		YEAR ENDED	THROUGH
	DECEMBER 31, 2009		JUNE 30, 2009	JUNE 30, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.10		$33.36	$34.26

Income (loss) from investment operations:
Net investment income(1)	0.12		0.30	0.09
Net realized and unrealized gain (loss)	5.65		(9.35)	(0.99)

Total income (loss) from investment operations	5.77		(9.05)	(0.90)

Less dividends and distributions from:
Net investment income	(0.26)		(0.44)	—
Net realized gain	—		(3.77)	—

Total dividends and distributions	(0.26)		(4.21)	—

Net asset value, end of period	$25.61		$20.10	$33.36

Total Return(2)	28.71%(6)		(24.78)%	(2.63)		%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.96%(4	)(7)	1.00%(4)	0.86%(4	)(7)
Net investment income	0.94%(4	)(7)	1.37%(4)	0.98%(4	)(7)
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5	)(7)
Supplemental Data:
Net assets, end of period, in thousands	$178		$73	$97
Portfolio turnover rate	13%(6)		39%	25%(6)

@@@	The date shares were first issued
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
Financial Highlights continued

				FOR THE PERIOD
	FOR THE SIX		FOR THE	MARCH 31, 2008@@@
	MONTHS ENDED		YEAR ENDED	THROUGH
	DECEMBER 31, 2009		JUNE 30, 2009	JUNE 30, 2008
	(unaudited)

Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.10		$33.38	$34.26

Income (loss) from investment operations:
Net investment income(1)	0.13		0.33	0.10
Net realized and unrealized gain (loss)	5.66		(9.37)	(0.98)

Total income (loss) from investment operations	5.79		(9.04)	(0.88)

Less dividends and distributions from:
Net investment income	(0.25)		(0.47)	—
Net realized gain	—		(3.77)	—

Total dividends and distributions	(0.25)		(4.24)	—

Net asset value, end of period	$25.64		$20.10	$33.38

Total Return(2)	28.82%(6)		(24.68)%	(2.57)		%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.81%(4	)(7)	0.85%(4)	0.71%(4	)(7)
Net investment income	1.09%(4	)(7)	1.52%(4)	1.13%(4	)(7)
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5	)(7)
Supplemental Data:
Net assets, end of period, in thousands	$113		$87	$97
Portfolio turnover rate	13%(6)		39%	25%(6)

@@@	The date shares were first issued
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Equally-Weighted S&P 500 Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect The Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Equally-Weighted S&P 500 Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a

Morgan Stanley Equally-Weighted S&P 500 Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Equally-Weighted
S&P 500 Fund

Semiannual
Report

December 31, 2009

VADSAN
IU10-00777P-Y12/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Equally-Weighted S&P 500 Fund
/s/ Randy Takian

Randy Takian
Principal Executive Officer
February 18, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
February 18, 2010
/s/ Francis Smith

Francis Smith
Principal Financial Officer
February 18, 2010

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